Feb. 28, 2018

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 21, 2018 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2018,

AS PREVIOUSLY SUPPLEMENTED OF:

Invesco S&P SmallCap Utilities ETF (the “Fund”)

In November 2017, S&P Dow Jones Indices (“S&P DJI”) and MSCI Inc. announced changes to the Global Industry Classification Standard (“GICS”) structure, which will be effective after the close of business on September 21, 2018. As part of those changes, the telecommunications services sector will be broadened and renamed as the communication services sector. As a result, the following changes for the Fund are effective as of the open of markets on Monday, September 24, 2018.

1.) Fund Name Change. At a meeting held on September 21, 2018 the Board of Trustees of the Invesco Exchange-Traded Fund Trust II approved a change in the Fund’s name. The Fund’s name will change, as set forth in the table below:

Current Fund Name	New Fund Name

Invesco S&P SmallCap Utilities ETF	Invesco S&P SmallCap Utilities & Communication Services ETF

All references in the Prospectus and Statement of Additional Information to the Fund’s former name, Invesco S&P SmallCap Utilities ETF, will be superseded by the Fund’s new name, Invesco S&P SmallCap Utilities & Communication Services ETF.

2.) Underlying Index Name Change. S&P DJI will change the name of the S&P SmallCap 600® Capped Utilities & Telecommunication Services Index, the underlying index for the Fund (the “Underlying Index”), as set forth in the table below:

Current Name of Underlying Index	New Name of Underlying Index

S&P SmallCap 600® Capped Utilities & Telecommunication Services Index	S&P SmallCap 600® Capped Utilities & Communication Services Index

All references in the Prospectus and Statement of Additional Information to the former index name, S&P SmallCap 600® Capped Utilities & Telecommunication Services Index, will be superseded by the new index name, S&P SmallCap 600® Capped Utilities & Communication Services Index.

3.) Investment Objective Change. As a result of the name change to the Underlying Index, the Fund’s investment objective will be revised to reflect the Underlying Index name change as follows:

The Invesco S&P SmallCap Utilities & Communication Services ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Utilities & Communication Services Index (the “Underlying Index”).

4.) Principal Investment Strategy Change. The following will replace the first paragraph under the section “Principal Investment Strategies” on page 1 of the Summary Prospectus and page 197 of the Prospectus in order to reflect the changes to be implemented by S&P DJI.

The Fund generally will invest at least 90% of its total assets in common stocks of small capitalization U.S. utility companies and companies in the communication services sector that comprise the Underlying Index. The utilities companies are principally engaged in providing either energy, water, electric or natural gas utilities. These companies may include companies that generate and supply electricity, including electricity wholesalers; distribute natural gas to customers; provide water to customers, as well as deal with associated wastewater. The communication services sector includes companies that facilitate communication or offer related content and information through various types of media and is comprised of companies from the following industries: diversified telecommunications services; wireless telecommunication services; media; entertainment; and interactive media and services. S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) defines sectors according to the Global Industry Classification Standard (“GICS®”) and compiles, maintains and calculates the Underlying Index strictly in accordance with its guidelines and mandated procedures.

5.) Principal Risks of Investing in the Fund. The following will replace the “Oil and Gas Services Industry Concentration Risk” under the section “Principal Risks of Investing in the Fund” on page 2 of the Summary Prospectus and page 198 of the Prospectus in order to reflect the changes to be implemented by S&P DJI.

Communication Services Sector Risk. The companies in the communication services sector may be subject to legislative or regulatory changes, adverse market conditions, and/or increased competition. The value of the securities of communication services companies are particularly vulnerable to rapid advancements in technology, the innovation of competitors, rapid product obsolescence, and government regulation and competition, both domestically and internationally. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.